REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Impact of corrections on AOCI and Retained earnings (Details) ₽ in Millions, $ in Millions	Dec. 31, 2022 RUB (₽)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2020 RUB (₽)
REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Additional paid-in capital	₽ 119,464	$ 1,698.4	₽ 112,942	₽ 160,857
Accumulated other comprehensive income	24,258	344.9	16,193	17,923
Retained earnings	₽ 173,697	$ 2,469.5	₽ 131,488	145,789
As previously reported
REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Additional paid-in capital				160,762
Accumulated other comprehensive income				17,976
Retained earnings				146,988
Reclassifications
REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Additional paid-in capital				95
Accumulated other comprehensive income				(53)
Retained earnings				₽ (1,199)